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American Century Fund Profile

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INVESTOR CLASS      October 31, 2003

Capital Preservation Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

[american century Brokerage logo and text logo (reg. sm)]

Capital Preservation Fund

1. What is the fund's investment objective?

   Capital Preservation is a money market fund that seeks maximum safety and liquidity, and to pay shareholders the highest rate of return consistent with this objective.

2. What is the fund's investment strategy?

   The fund managers buy short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S.
   government.

   The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

   Additional information about Capital Preservation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

   * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
     other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   * Because short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
     Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

   Fund Performance

   The following bar chart shows the actual performance of Capital
   Preservation's Investor Class shares for each of the last 10 calendar years.
   The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data shown in bar chart]
     Calendar Year-By-Year Returns (1)

2002    1.35%
2001    3.78%
2000    5.68%
1999    4.42%
1998    4.92%
1997    4.97%
1996    4.85%
1995    5.32%
1994    3.63%
1993    2.65%

        (1) As of September 30, 2003, the end of the most recent calendar quarter, Capital Preservation's year-to-date return was 0.54%.

   The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                Lowest
   ---------------------------------------------------------------------------
   Capital Preservation     1.47% (4Q 2000)        0.14% (3Q 2003)

   The following table shows the average annual total returns of the fund's
   Investor Class shares for the periods indicated. For current performance information, including yields, please call us or access our Web site.

                              1 YEAR    5 YEARS    10 YEARS      LIFE OF FUND(1)
   AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2003)

   Capital Preservation     0.83%      3.37%     4.00%         5.00%

        (1) The inception date for Capital Preservation is October 13, 1972.

4. What are the fund's fees and expenses?

   There are no sales loads, fees or other charges

   * to buy fund shares directly from American Century

   * to reinvest dividends in additional shares

   * to exchange into the Investor Class shares of other American Century fund

   * to redeem your shares other than a $10 fee to redeem by wire

   The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

        Maximum Account Maintenance Fee                  $25(1)

        (1) Applies only to investors whose total eligible investments with
            American Century are less than $10,000.

   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

        Management Fee                                   0.47%(1)

        Distribution and Service (12b-1) Fees            None

        Other Expenses                                   0.01%(2)

        Total Annual Fund Operating Expenses             0.48%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

            EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                  1 year          3 years          5 years         10 years
                   $49             $154             $268             $603

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

   American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Capital Preservation:

   DENISE TABACCO, Vice President and Portfolio Manager, has been a member of the team that manages Capital Preservation since 1995. She joined American
   Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego University and an MBA in finance from Golden Gate
   University.

6. How do I buy fund shares?

   American Century Brokerage offers several ways to purchase shares

   * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

   * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

   * Call us and send your investment by bank wire transfer

   Your initial investment in your brokerage account must be at least $2,500.
   If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

   The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
   $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Capital Preservation when you direct us to make other investments in your brokerage account.

   Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   Dividends are declared and available for redemption daily. Because Capital
   Preservation is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses.
   Distributions are reinvested automatically in additional shares unless you choose another option.

   Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. What services are available?

   American Century Brokerage offers several ways to make it easier for you to manage your account, such as

   *  telephone transactions

   *  wire and electronic funds transfers

   *  TeleSelect Automated Information and Trading Line Transactions

   *  24-hour online account access and transactions

   You will find more information about these choices in our Brokerage
   Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

WWW.AMERICANCENTURY.COM

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

BK-PRF-35873   0310               American Century Investment Services, Inc.